Acquisitions - Additional Information (Detail) (UTi Israel [Member], USD $) In Thousands, unless otherwise specified	Oct. 31, 2011
UTi Israel [Member]
Business Acquisition [Line Items]
Purchase of unheld shares	$ 12,028
Difference between consideration paid and the non-controlling interest	$ 8,621